Capital Structure, Financial Risk and Related Items - Marketable securities portfolio (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities
Market value	kr 8,819	kr 7,419
Average effective duration	9 months 22 days	1 year 26 days
Percentage of marketable securities	100.00%	100.00%
DKK portfolio
Marketable Securities
Market value	kr 1,692	kr 1,689
Average effective duration	1 year 10 months 28 days	2 years 2 months 12 days
Percentage of marketable securities	19.00%	23.00%
Kingdom of Denmark bonds and treasury bills
Marketable Securities
Market value	kr 462	kr 462
Average effective duration	1 year 7 months 24 days	1 year 10 months 2 days
Percentage of marketable securities	5.00%	6.00%
Danish mortgage-backed securities
Marketable Securities
Market value	kr 1,230	kr 1,227
Average effective duration	2 years 4 days	2 years 3 months 29 days
Percentage of marketable securities	14.00%	17.00%
European government bonds and treasury bills
Marketable Securities
Market value	kr 863	kr 873
Average effective duration	1 year 6 months 15 days	1 year 3 months 29 days
Percentage of marketable securities	10.00%	12.00%
US government bonds and treasury bills
Marketable Securities
Market value	kr 6,193	kr 4,778
Average effective duration	4 months 28 days	7 months 17 days
Percentage of marketable securities	70.00%	64.00%
UK government bonds and treasury bills
Marketable Securities
Market value	kr 71	kr 79
Average effective duration	5 months 5 days	6 months 18 days
Percentage of marketable securities	1.00%	1.00%